Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Net current liabilities		$ 61,564,025
Net proceeds		9,882,432	$ 12,067,550
Impairment on goodwill		3,619,968
Impairment of intangible assets				724,437
Impairment loss for property plant and equipment			95,471	$ 1,228,362
Percentage of likelihood upon settlement				50.00%
Advertising costs		133,634	$ 1,425,258	$ 14,071,241
Tax effect
Number of customers		3	3	4
Percentage of revenue		40.40%	57.00%	91.00%
Credit risk exposure of uninured cash in banks		$ 71,793	$ 3,695,687
Net Sales [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		10.00%
Trade Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage		10.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds	$ 123,400,000